Note 13 - Commitments and Standby Letters of Credit - Financial Instruments With Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments to Extend Credit [Member]
Financial instruments	$ 134,373	$ 77,158
Financial Standby Letter of Credit [Member]
Financial instruments	$ 995	$ 698